OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2023
Operating Lease
SCHEDULE OF OPERATING LEASE

	Balance Sheet Classification	December 31, 2023
Asset
Operating lease asset	Right of use asset	$318,114
Total lease asset		$318,114

Liability
Operating lease liability – current portion	Current operating lease liability	$55,036
Operating lease liability – noncurrent portion	Long-term operating lease liability	297,529
Total lease liability		$352,565

SCHEDULE OF LEASE OBLIGATIONS

Lease obligations at December 31, 2023 consisted of the following:

For the year ended December 31:
2024	$66,300
2025	83,850
2026	83,850
2027	83,850
2028	83,850
Total payments	401,700
Amount representing interest	(49,135)
Lease obligation, net	352,565
Less current portion	(55,036)
Lease obligation – long term	$297,529